Unearned rebates - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2019
Disclosure of Unearned Rebates [Abstract]
Prepaid rebate received			$ 7,500
Unearned rebates	$ 3,349	$ 3,964